3. Significant Accounting Policies: Financial Instruments (Policies)	12 Months Ended
Jul. 31, 2019
Policies
Financial Instruments

(c)    Financial Instruments

(i)   Classification

The Company classifies its financial instruments in the following categories: FVTPL, at fair value through other comprehensive income (loss) (“FVTOCI”) or at amortized cost.

The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics.

Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial assets that are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and the contractual terms of these financial assets give rise on specified date to cash flows that are solely payments of principal and interest on the principal amount outstanding, are measured at amortized cost

Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.

(ii)   Measurement

Debt investments at FVTOCI

These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognised in profit or loss. Other net gains and losses are recognized in other comprehensive income (“OCI”). On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity securities at FVTOCI

These assets are subsequently measured at fair value. Dividends are recognised as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the statements of net loss and comprehensive loss in the period in which they arise. Where management has opted to recognize a financial liability at FVTPL, any changes associated with the Company’s own credit risk will be recognized in other comprehensive income (loss).

(iii) Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost.  At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. The Company shall recognize in the statements of comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

(iv) Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire.  The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and / or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.  Gains and losses on derecognition are generally recognized in profit or loss.